INVESTMENT IN ASSOCIATES AND JOINT VENTURES (Tables)	6 Months Ended
Jun. 30, 2024
Interests In Other Entities [Abstract]
Disclosure of joint ventures	The following table represents the change in the balance of investments in associates and joint ventures:

US$ MILLIONS	For the six-month period ended June 30, 2024	For the 12-month period ended December 31, 2023
Balance at the beginning of the period	$5,402	$5,325
Share of earnings for the period	136	459
Foreign currency translation and other	(238)	172
Share of other comprehensive income (loss)	123	(92)
Distributions(2),(6)	(138)	(782)
Disposition of interest(3),(4),(5),(7)	—	(778)
Acquisitions(1),(8),(9)	350	1,098
Ending Balance(10)	$5,635	$5,402
1.On February 1, 2023, Brookfield Infrastructure acquired an effective 6% interest in a European telecom tower operation in Germany and Austria, for total consideration of approximately $702 million.
2.On April 1, 2023, our North American gas storage operation sold a portion of its U.S. gas storage portfolio for net proceeds of approximately $70 million. On disposition, Brookfield Infrastructure recognized a gain on sale of approximately $12 million in the Consolidated Statements of Operating Results. Revaluation gains of approximately $14 million (net of tax) were reclassified from accumulated other comprehensive income directly to retained earnings and recorded within Other items on the Consolidated Statements of Partnership Capital.
3.On April 26, 2023, a subsidiary of Brookfield Infrastructure completed the sale of its 50% interest in a freehold landlord port in Victoria, Australia, which generated net proceeds of approximately $70 million to the partnership. Prior to completion of the sale, the subsidiary’s interest in the port was classified as held for sale.
4.On May 2, 2023, Brookfield Infrastructure exercised its option to acquire an additional 15% interest in Transmissora Sertaneja de Eletricidade S.A. (“Sertaneja”), a Brazilian electricity transmission operation, increasing Brookfield Infrastructure’s ownership in Sertaneja to 31%. As a result of governance rights obtained, Brookfield Infrastructure will consolidate Sertaneja effective May 2, 2023. Refer to Note 6. Acquisition of Businesses, for further details.
5.On June 15, 2023, a subsidiary of Brookfield Infrastructure sold a portion of its interest in its U.S. gas pipeline for net proceeds of approximately $420 million, decreasing its ownership from approximately 38% to 25%. On disposition, Brookfield Infrastructure recognized a gain on sale of approximately $80 million in the Consolidated Statements of Operating Results.
6.On June 15, 2023, Brookfield Infrastructure sold an effective 12% (Brookfield consortium - 50%) interest in its New Zealand data distribution business for net proceeds of approximately $275 million. On disposition, Brookfield Infrastructure recognized a gain on sale of approximately $220 million in the Consolidated Statements of Operating Results. Revaluation gains of $14 million (net of tax) were reclassified from accumulated other comprehensive income directly to retained earnings and recorded within Other items on the Consolidated Statements of Partnership Capital.
7.On August 31, 2023, Brookfield Infrastructure sold its interest in AusNet Services Ltd., an Australian regulated utility operation, for net proceeds of approximately $435 million. On disposition, Brookfield Infrastructure realized a gain on sale of approximately $30 million in the Consolidated Statement of Operating Results and accumulated currency translation losses of $28 million were reclassified from accumulated other comprehensive income to the Consolidated Statement of Operating Results.
8.On October 3, 2023, Brookfield Infrastructure acquired an approximate 15% interest in a North American hyperscale data center platform, for total consideration of approximately $400 million.
9.On April 18, 2024, Brookfield Infrastructure completed the acquisition of an additional 10% interest in our Brazilian rail and port logistics business, for total consideration of approximately $350 million, increasing our ownership to approximately 21%.
10.The closing balance includes a shareholder loan of $250 million receivable from our U.S. gas pipeline (2023: $250 million).

Disclosure of operating segments

	Total attributable to Brookfield Infrastructure
FOR THE THREE-MONTH PERIOD ENDED JUNE 30, 2024 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(1)

Revenues	$658	$650	$389	$213	$—	$1,910	$(511)	$3,739	$5,138
Costs attributed to revenues(2)	(351)	(225)	(162)	(74)	—	(812)	153	(2,334)	(2,993)
General and administrative expenses	—	—	—	—	(92)	(92)	—	—	(92)
Other (expense) income	(30)	(6)	(1)	1	48	12	14	(82)	(56)
Interest expense	(97)	(100)	(83)	(62)	(68)	(410)	99	(515)	(826)
FFO	180	319	143	78	(112)	608
Depreciation and amortization expense						(411)	118	(589)	(882)
Deferred taxes						(2)	(12)	65	51
Mark-to-market and other						(187)	44	(108)	(251)
Share of earnings from associates						—	95	—	95
Net income attributable to non-controlling interest						—	—	(176)	(176)
Net income attributable to partnership(3)						$8	$—	$—	$8

	Total attributable to Brookfield Infrastructure
FOR THE THREE-MONTH PERIOD ENDED JUNE 30, 2023 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(1)

Revenues	$669	$492	$426	$175	$—	$1,762	$(565)	$3,059	$4,256
Costs attributed to revenues(2)	(333)	(209)	(196)	(62)	—	(800)	213	(2,061)	(2,648)
General and administrative expenses	—	—	—	—	(109)	(109)	—	—	(109)
Other (expense) income	(27)	(2)	(5)	(3)	52	15	12	(91)	(64)
Interest expense	(85)	(82)	(64)	(38)	(47)	(316)	95	(346)	(567)
FFO	224	199	161	72	(104)	552
Depreciation and amortization expense						(346)	121	(407)	(632)
Deferred taxes						(21)	(2)	(15)	(38)
Mark-to-market and other						193	(147)	256	302
Share of earnings from associates						—	273	—	273
Net income attributable to non-controlling interest						—	—	(395)	(395)
Net income attributable to partnership(3)						$378	$—	$—	$378

	Total attributable to Brookfield Infrastructure
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2024 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(1)

Revenues	$1,317	$1,264	$850	$422	$—	$3,853	$(985)	$7,457	$10,325
Costs attributed to revenues(2)	(694)	(438)	(367)	(153)	—	(1,652)	291	(4,609)	(5,970)
General and administrative expenses	—	—	—	—	(189)	(189)	—	—	(189)
Other (expense) income	(67)	(14)	(5)	7	94	15	33	(177)	(129)
Interest expense	(186)	(191)	(165)	(130)	(132)	(804)	191	(1,007)	(1,620)
FFO	370	621	313	146	(227)	1,223
Depreciation and amortization expense						(840)	224	(1,202)	(1,818)
Deferred taxes						21	(4)	184	201
Mark-to-market and other						(226)	114	174	62
Share of earnings from associates						—	136	—	136
Net income attributable to non-controlling interest						—	—	(820)	(820)
Net income attributable to partnership(3)						$178	$—	$—	$178

	Total attributable to Brookfield Infrastructure
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2023 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(1)

Revenues	$1,305	$966	$901	$350	$—	$3,522	$(1,115)	$6,067	$8,474
Costs attributed to revenues(2)	(655)	(411)	(399)	(130)	—	(1,595)	421	(4,058)	(5,232)
General and administrative expenses	—	—	—	—	(212)	(212)	—	—	(212)
Other (expense) income	(53)	(6)	(13)	1	85	14	22	(164)	(128)
Interest expense	(165)	(158)	(130)	(79)	(91)	(623)	188	(700)	(1,135)
FFO	432	391	359	142	(218)	1,106
Depreciation and amortization expense						(690)	237	(824)	(1,277)
Deferred taxes						(23)	2	26	5
Mark-to-market and other						8	(131)	168	45
Share of earnings from associates						—	376	—	376
Net income attributable to non-controlling interest						—	—	(515)	(515)
Net income attributable to partnership(3)						$401	$—	$—	$401
1.The above tables reconcile Brookfield Infrastructure’s share of results to our partnership’s unaudited interim condensed and consolidated statements of operating results on a line by line basis by aggregating the components comprising the earnings from our partnership’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests.
2.Costs attributed to revenues exclude depreciation and amortization expense. Refer to Note 15, Direct Operating Costs, for further details.
3.Includes net income attributable to limited partners, the general partner, non-controlling interests - Redeemable Partnership Units held by Brookfield, non-controlling interests - Exchange LP Units, non-controlling interests - BIPC exchangeable LP units and non-controlling interests - BIPC exchangeable shares.
The following is an analysis of Brookfield Infrastructure’s assets by reportable operating segment:

	Total Attributable to Brookfield Infrastructure
AS OF JUNE 30, 2024 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non- controlling interest	Working capital adjustment and other	As per IFRS financials(1)
Total assets	$8,856	$12,011	$9,583	$8,659	$(2,133)	$36,976	$(7,548)	$62,681	$8,783	$100,892

	Total Attributable to Brookfield Infrastructure
AS OF DECEMBER 31, 2023 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non- controlling interest	Working capital adjustment and other	As per IFRS financials(1)
Total assets	$9,035	$11,840	$9,918	$7,511	$(2,480)	$35,824	$(7,580)	$62,732	$9,808	$100,784
1.The above table provides each segment’s assets in the format that management organizes its reporting segments to make operating decisions and assess performance. Each segment is presented based on our partnership’s share of total assets, taking into account Brookfield Infrastructure’s ownership in operations using consolidation and the equity method whereby our partnership either controls or exercises significant influence over the investment, respectively. The above table reconciles Brookfield Infrastructure’s share of total assets to total assets presented on our partnership’s Consolidated Statements of Financial Position by removing net liabilities contained within investments in associates and joint ventures and reflecting the assets attributable to non-controlling interests, and adjusting for working capital assets which are netted against working capital liabilities.
The following table represents the carrying value of our partnership’s investments in associates and joint ventures:

	As of
US$ MILLIONS	June 30, 2024	December 31, 2023
Utilities	$382	$402
Transport	2,239	1,965
Midstream	708	711
Data	2,264	2,307
Corporate	42	17
Ending Balance	$5,635	$5,402

Disclosure of associates
The following tables summarize the aggregate balances of investments in associates and joint ventures on a 100% basis:

	As of
US$ MILLIONS	June 30, 2024	December 31, 2023
Financial position:
Total assets	$100,237	$96,472
Total liabilities	(60,013)	(55,764)
Net assets	$40,224	$40,708

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2024	2023	2024	2023
Financial performance:
Total revenue	$4,481	$6,722	$8,955	$12,710
Total net income for the period	1,058	1,054	1,558	$2,084
Brookfield Infrastructure’s share of net income	$95	$273	$136	$376